OTHER NON-INTEREST INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OTHER NON-INTEREST INCOME [Abstract]
Investment and insurance commissions	$ 1,971	$ 1,658	$ 1,971
ATM fees	1,197	1,403	1,457
Bank owned life insurance	910	1,111	970
Other	3,443	5,110	4,362
Total	$ 7,521	$ 9,282	$ 8,760